OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Other Accounts Receivables [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	June 30, 2025	December 31, 2024
	Unaudited

Government authorities	$184	$342
Grant receivables	24	-
Prepaid expenses	260	308
Supplier's advances	80	1,360
Other	132	54

	$680	$2,064